Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 632,991	$ 563,004	$ 490,974
Non-current assets	3,752,640	3,925,234	4,232,148
Current liabilities	863,485	668,859	974,901
Non-current liabilities	3,277,247	3,221,577	2,955,188
Revenues	1,182,110	1,252,938
Net income (loss)	(346,163)	(159,067)
Other comprehensive income (loss)	(339)	(2,951)
Distributions paid to non-controlling interests		(3,636)
Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	38,902	30,977	19,937
Non-current assets	48,960	88,457	128,628
Current liabilities	44,109	24,371	18,732
Non-current liabilities	0	28,847	$ 41,502
Revenues	47,050	55,655
Net income (loss)	(12,759)	(15,106)
Other comprehensive income (loss)	$ (12,759)	$ (15,106)